Matthews Emerging Markets Small Companies FundMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.9%
	Shares	Value
India: 27.0%
Bandhan Bank, Ltd.[b,c]	19,880,957	$33,835,022
Cartrade Tech, Ltd.[d]	748,391	14,346,529
Inox Wind, Ltd.[d]	5,958,910	11,292,936
Shriram Finance, Ltd.	1,372,207	10,479,318
Radico Khaitan, Ltd.	366,851	10,389,103
Phoenix Mills, Ltd.	525,852	10,076,198
Finolex Cables, Ltd.	699,908	7,456,059
Action Construction Equipment, Ltd.	422,653	6,170,781
Rainbow Children’s Medicare, Ltd.	349,968	5,711,205
UNO Minda, Ltd.	510,686	5,204,494
Senco Gold, Ltd.	1,189,795	3,765,438
Bharti Hexacom, Ltd.	210,828	3,591,840
Zinka Logistics Solutions, Ltd.[d]	722,459	3,540,466
GE Vernova T&D India, Ltd.	158,092	2,860,550
Total India		128,719,939

China/Hong Kong: 22.8%
Legend Biotech Corp. ADR[d]	592,515	20,104,034
Full Truck Alliance Co., Ltd. ADR	1,182,248	15,097,307
Zhihu, Inc. ADR[d]	2,119,066	9,048,412
Proya Cosmetics Co., Ltd. A Shares	597,156	6,794,063
Silergy Corp.	539,000	6,260,905
Flat Glass Group Co., Ltd. H Shares	4,226,000	5,777,578
Medlive Technology Co., Ltd.[b,c]	3,027,000	5,112,211
Tongcheng Travel Holdings, Ltd.[c]	1,874,400	5,039,958
Kanzhun, Ltd. ADR[d]	243,300	4,664,061
Centre Testing International Group Co., Ltd. A Shares	2,579,938	4,585,255
Airtac International Group	172,431	4,379,158
Xtep International Holdings, Ltd.	5,592,000	3,647,268
Yuexiu Property Co., Ltd.	5,006,000	3,415,497
Kingsoft Corp., Ltd.	628,800	3,062,339
Ever Sunshine Services Group, Ltd.[c]	9,768,000	2,472,391
Beijing Capital International Airport Co., Ltd. H Shares[d]	6,534,000	2,363,657
Hongfa Technology Co., Ltd. A Shares	441,100	2,243,571
Central China Securities Co., Ltd. H Shares[c]	7,778,000	1,548,957
Ginlong Technologies Co., Ltd. A Shares	197,606	1,503,605
Guolian Minsheng Securities Co., Ltd. H Shares[c]	2,914,000	1,414,138
Total China/Hong Kong		108,534,365

Taiwan: 11.5%
Poya International Co., Ltd.	586,891	8,478,289
M31 Technology Corp.	475,057	8,467,004
Andes Technology Corp.[d]	814,000	7,902,163
Gold Circuit Electronics, Ltd.	1,234,000	7,642,990
Elite Material Co., Ltd.	422,000	7,068,198
AURAS Technology Co., Ltd.	294,000	4,848,736
Yageo Corp.	258,533	3,807,804
Wiwynn Corp.	70,000	3,544,773
ASPEED Technology, Inc.	28,000	2,592,957
AP Memory Technology Corp.	49,000	376,441
Total Taiwan		54,729,355

South Korea: 9.6%
Hugel, Inc.[d]	113,966	26,005,509
Eugene Technology Co., Ltd.	248,953	6,576,803
BGF Retail Co., Ltd.	71,854	5,349,086

	Shares	Value
C&C International Co., Ltd.	193,855	$5,002,980
Ecopro BM Co., Ltd.[d]	24,910	1,644,171
Advanced Nano Products Co., Ltd.	22,255	878,503
Solus Advanced Materials Co., Ltd.	76,597	404,099
Total South Korea		45,861,151

Brazil: 8.4%
YDUQS Participacoes SA	6,093,500	12,322,721
Grupo SBF SA	5,908,900	12,135,795
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	10,585,100	8,143,169
Vivara Participacoes SA	2,100,900	7,322,749
Total Brazil		39,924,434

Vietnam: 5.5%
Military Commercial Joint Stock Bank	9,335,147	8,851,887
Mobile World Investment Corp.	3,213,114	7,424,787
FPT Corp.	1,455,856	6,926,147
Nam Long Investment Corp.	2,192,032	2,947,428
Total Vietnam		26,150,249

South Africa: 4.2%
We Buy Cars Holdings, Ltd.	4,182,421	9,608,049
Old Mutual, Ltd.	14,224,716	9,232,294
Nutun, Ltd.[d]	8,330,285	908,676
Total South Africa		19,749,019

Philippines: 1.9%
GT Capital Holdings, Inc.	693,910	6,185,591
Security Bank Corp.	2,419,830	2,960,037
Total Philippines		9,145,628

Poland: 1.6%
InPost SAd	533,479	7,829,487
Total Poland		7,829,487

Turkey: 1.6%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	2,556,325	7,639,007
Total Turkey		7,639,007

Saudi Arabia: 1.3%
Seera Group Holding[d]	583,525	3,802,345
Saudi Tadawul Group Holding Co.	42,651	2,318,321
Total Saudi Arabia		6,120,666

Georgia: 1.1%
TBC Bank Group PLC	94,773	5,056,071
Total Georgia		5,056,071

Chile: 1.0%
Parque Arauco SA	2,205,134	4,392,764
Lundin Mining Corp.	58,500	474,000
Total Chile		4,866,764
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Matthews Emerging Markets Small Companies FundMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Mexico: 1.0%
Gentera SAB de CV	3,034,700	$4,675,613
Total Mexico		4,675,613

Indonesia: 0.8%
PT Mitra Adiperkasa Tbk	49,307,000	4,007,989
Total Indonesia		4,007,989

Bangladesh: 0.6%
BRAC Bank PLC	6,940,870	2,894,636
Total Bangladesh		2,894,636

Russia: 0.0%
Moscow Exchange MICEX-RTS PJSC[e]	2,101,250	25,268
Total Russia		25,268

Total Investments: 99.9%		475,929,641
(Cost $465,262,216)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.1%		714,690
Net Assets: 100.0%		$476,644,331

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $38,947,233, which is 8.17% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
d	Non-income producing security.
e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $25,268 and 0.01% of net assets.
ADR	American Depositary Receipt
PJSC	Public Joint Stock Co.
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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